CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Current Assets
Cash and cash equivalents	$ 10,379	¥ 66,025	¥ 46,268
Restricted cash (note 3; note 13)	0	0	15,670
Accounts receivable, less allowance for doubtful amounts of RMB5,881 and RMB4,845 as of September 30, 2014 and 2015, respectively (note 4)	322	2,051	1,021
Due from related parties (note 3)	0	0	2,698
Advances to suppliers (note 5)	1,648	10,484	17,751
Advances to growers	3,269	20,796	20,759
Inventories (note 6)	69,099	439,562	516,368
Income tax recoverable	8	48	48
Other current assets (note 7)	753	4,793	4,368
Total current assets	85,478	543,759	624,951
Restricted cash	3,188	20,280	0
Land use rights, net (note 8)	4,987	31,722	31,799
Plant and equipment, net (note 9)	51,075	324,905	338,526
Long-term investments (note 10)	2,943	18,721	18,721
Goodwill (note 2)	1,882	11,973	11,973
Acquired intangible assets, net (note 11)	4,935	31,390	34,891
Other assets (note 12)	484	3,079	4,009
Total assets (including amounts of the consolidated VIEs without recourse to the Company of RMB1,050,724 and RMB975,507 as of September 30, 2014 and 2015, respectively)	154,972	985,829	1,064,870
LIABILITIES AND EQUITY
Short-term borrowings (note 13)	34,584	220,000	225,000
Current portion of long-term borrowings (note 13)	3,773	24,000	33,805
Accounts payable	690	4,389	4,525
Due to growers	2,725	17,337	17,943
Due to related parties (note 3)	6,647	42,284	11,711
Advances from customers	41,587	264,547	324,645
Deferred revenues	1,768	11,248	19,029
Income tax payable (note 18; note 21)	6	37	0
Other payables and accrued expenses (note 14)	7,907	50,298	67,953
Total current liabilities	99,687	634,140	704,611
Long-term borrowings (note 13)	6,441	40,972	31,023
Other long-term liability (note 15)	3,134	19,939	19,649
Total liabilities	$ 109,262	¥ 695,051	¥ 755,283
Commitments and contingencies (note 21)
Shareholders’ equity:
Preferred stock (no par value; 1,000,000 shares authorized, none issued)	$ 0	¥ 0	¥ 0
Common stock (no par value; 60,000,000 shares authorized, 24,016,163 and 24,091,163 shares issued as of September 30, 2014 and 2015; 22,738,541 and 22,813,541 shares outstanding as of September 30, 2014 and 2015, respectively)	0	0	0
Additional paid-in capital	63,273	402,500	400,888
Accumulated deficit	(18,362)	(116,808)	(103,000)
Treasury stock at cost (1,277,622 and 1,277,622 shares as of September 30, 2014 and 2015, respectively) (note 17)	(5,886)	(37,445)	(37,445)
Accumulated other comprehensive loss	(1,110)	(7,053)	(4,446)
Total Origin Agritech Limited shareholders’ equity	37,915	241,194	255,997
Non-controlling interests	7,795	49,584	53,590
Total equity	45,710	290,778	309,587
Total liabilities and equity	$ 154,972	¥ 985,829	¥ 1,064,870